Cash Distributions and Earnings per Unit	6 Months Ended
Jun. 30, 2026
Cash Distributions And Earnings Per Unit
Cash Distributions and Earnings per Unit

NOTE 13 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

The amount of distributions paid by Navios Partners and the decision to make any distribution is determined by the Company’s Board of Directors and will depend on, among other things, Navios Partners’ cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable. There is no guarantee that the Company will pay the quarterly distribution on the common units in any quarter. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit agreements and other debt obligations.

There are incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distribution rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.

The authorized quarterly cash distributions paid during the six month periods ended June 30, 2026 and 2025, as well as the quarterly cash distribution paid with respect to the quarter ended June 30, 2026 are presented below:

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partnership unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
January 2025	December 31, 2024	February 10, 2025	February 13, 2025	$0.05	$1,511
April 2025	March 31, 2025	May 9, 2025	May 14, 2025	$0.05	$1,493
January 2026	December 31, 2025	February 9, 2026	February 12, 2026	$0.05	$1,461
April 2026	March 31, 2026	May 11, 2026	May 14, 2026	$0.06	$1,743
July 2026	June 30, 2026	August 10, 2026	August 13, 2026	$0.06	$1,736

Navios Partners calculates earnings/ (losses) per unit by allocating reported net income/ (loss) for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings/ (losses). Basic earnings/ (losses) per common unit is determined by dividing net income/ (loss) by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net earnings/ (losses) per unit undistributed is determined by taking the distributions in excess of net income/ (loss) and allocating between common units and general partnership units on a 98%-2% basis. There were no options or phantom units outstanding during each of the six month periods ended June 30, 2026 and 2025.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended June 30, 2026	Three Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2026	Six Month Period Ended June 30, 2025
Net income	$167,919	$69,947	$274,263	$111,674
Income attributable to:
Common unitholders	$164,393	$68,478	$268,504	$109,329
Weighted average units outstanding basic
Common unitholders	28,426,340	29,233,736	28,501,957	29,404,831
Earnings per unit basic:
Common unitholders	$5.78	$2.34	$9.42	$3.72
Weighted average units outstanding diluted
Common unitholders	28,426,340	29,233,736	28,501,957	29,404,831
Earnings per unit diluted:
Common unitholders	$5.78	$2.34	$9.42	$3.72
Earnings per unit distributed basic:
Common unitholders	$0.06	$0.05	$0.12	$0.10
Earnings per unit distributed diluted:
Common unitholders	$0.06	$0.05	$0.12	$0.10

No potential common units are included in the calculation of earnings per unit diluted for each of the six month periods ended June 30, 2026 and 2025.